CURRENT AND NON-CURRENT PORTION OF ACCOUNT BALANCES	6 Months Ended
Jun. 30, 2022
Subclassifications of assets, liabilities and equities [abstract]
Disclosure of current and non-current assets and liabilities	CURRENT AND NON-CURRENT PORTION OF ACCOUNT BALANCES
a)    Assets

AS AT JUN. 30, 2022 AND DEC. 31, 2021 (MILLIONS)	Other Financial Assets		Accounts Receivable and Other		Inventory
	2022	2021	2022	2021	2022	2021
Current portion	$6,802	$6,963	$19,933	$16,098	$9,253	$8,557
Non-current portion	16,300	9,583	6,630	5,662	3,617	2,858
	$23,102	$16,546	$26,563	$21,760	$12,870	$11,415
b)    Liabilities

AS AT JUN. 30, 2022 AND DEC. 31, 2021 (MILLIONS)	Accounts Payable and Other		Corporate Borrowings		Non-Recourse Borrowings of Managed Entities
	2022	2021	2022	2021	2022	2021
Current portion[1]	$30,084	$29,136	$1,315	$912	$42,975	$31,879
Non-current portion	21,050	23,410	10,739	9,963	144,610	133,178
	$51,134	$52,546	$12,054	$10,875	$187,585	$165,057
1.Current portion of corporate borrowings includes $1.3 billion (December 31, 2021 – $912 million) of short-term commercial paper and revolving facility draws.